Related Party Transactions (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Nov. 26, 2025	Mar. 31, 2026	Dec. 31, 2025
Related Party Transactions [Line Items]
Advance payments	$ 1,900	$ 500
Loan advances		1,200	$ 8,300
Raw materials purchased		150
Non trade receivables		200
Short term debt		1,200
Proceeds received from loans		700
David Wilcox [Member]
Related Party Transactions [Line Items]
Loan advances			6,400
Subsidiary Executives [Member]
Related Party Transactions [Line Items]
Borrowings		200
Guarantees received		500
Shareholder Loan Advances [Member]
Related Party Transactions [Line Items]
Loan advances			1,900
EMT Asia Co, Ltd [Member]
Related Party Transactions [Line Items]
Advance payments			$ 1,900
Selling general and administrative expense		1,500
N&P Co.Ltd [Member]
Related Party Transactions [Line Items]
Borrowings		$ 400